SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended
	Jul. 16, 2020	Oct. 14, 2020	Sep. 30, 2020
Unrecognized tax benefits			$ 0
Unrecognized tax benefits, interest and penalties accrued			0
Offering costs charged to shareholders' equity			42,659,062
Deferred offering costs			321,595
Tax provision		$ 0	0
Sponsor
Number of shares held by sponsor subject to forfeiture	2,625,000
Effect of shares subject to forfeiture reduced from the weighted average shares outstanding	28,125,000
Concentrations of credit risk
Cash amount		$ 250,000	$ 250,000